22. Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions And Balances
Schedule of trade and other payables

Details of trade and other payables at December 31 are as follows:

	2017	2016	2015
Accrued expenses	$2,716,238	$2,789,476	$2,863,516
Interest payables	1,061,346	796,175	560,835
Trade account payables	2,593,584	2,295,501	1,834,773
Other payables - social security payments	18,329	33,397	113,560
Total trade and other payables, current	$6,389,497	$5,914,549	$5,372,684
Other payables - social security payments	$3,568	$63,143	$–
Other payables - property taxes payments	16,029	17,212	–
Total trade and other payables, non-current	$19,597	$80,355	$–